UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      AKJ Asset Management, LLC

Address:   1180 Harker Avenue
           Palo Alto, CA  94301


Form 13F File Number: 28-10308


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth R. Bilodeau, Jr.
Title:  Manager
Phone:  650-326-9090

Signature,  Place,  and  Date  of  Signing:

/s/ Kenneth R. Bilodeau, Jr.       Palo Alto, CA                      7/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              73

Form 13F Information Table Value Total:  $      127,640
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
Apple Computer           cs             037833100      214      637 SH       SOLE                   0      0     637
ABM Industries, Inc.     cs             000957100      303   13,000 SH       SOLE                   0      0  13,000
Automatic Data Proc      cs             053015103    3,169   60,159 SH       SOLE                   0      0  60,159
Ameren Corp.             cs             023608102      817   28,316 SH       SOLE                   0      0  28,316
Amer Electric Power      cs             025537101    1,315   34,910 SH       SOLE                   0      0  34,910
AFLAC Inc                cs             001055102    1,845   39,514 SH       SOLE                   0      0  39,514
Amerigas Partners        oa             030975106    1,161   25,773 SH       SOLE                   0      0  25,773
Ares Capital Corp.       cs             04010L103      386   24,004 SH       SOLE                   0      0  24,004
American Express         cs             025816109      649   12,557 SH       SOLE                   0      0  12,557
Boeing                   cs             097023105    2,976   40,250 SH       SOLE                   0      0  40,250
Bank America             cs             060505104    1,180  107,679 SH       SOLE                   0      0 107,679
Bristol Myers            cs             110122108    2,170   74,932 SH       SOLE                   0      0  74,932
BP PLC ADR               cs             055622104    2,551   57,600 SH       SOLE                   0      0  57,600
Conagra Foods Inc.       cs             205887102      590   22,865 SH       SOLE                   0      0  22,865
Mack Cali RealtyREIT     oa             554489104    3,114   94,550 SH       SOLE                   0      0  94,550
Cisco Systems            cs             17275R102    2,535  162,394 SH       SOLE                   0      0 162,394
Capitalsource Inc        cs             14055X102      511   79,192 SH       SOLE                   0      0  79,192
Dominion Res Inc VA      cs             25746U109    1,837   38,065 SH       SOLE                   0      0  38,065
Diebold Incorporated     cs             253651103    1,592   51,350 SH       SOLE                   0      0  51,350
D T E Energy Company     cs             233331107      286    5,725 SH       SOLE                   0      0   5,725
Duke Power               cs             26441C105    1,118   59,367 SH       SOLE                   0      0  59,367
I Shares Dow Div         ut             464287168    4,063   76,784 SH       SOLE                   0      0  76,784
Consolidated Edison      cs             209115104    1,908   35,847 SH       SOLE                   0      0  35,847
I Share Tr MSCI          ut             464287465    2,587   43,008 SH       SOLE                   0      0  43,008
Emerson Electric Co      cs             291011104    1,651   29,350 SH       SOLE                   0      0  29,350
Nicor Inc.               cs             654086107    1,714   31,306 SH       SOLE                   0      0  31,306
General Electric         cs             369604103    2,478  131,383 SH       SOLE                   0      0 131,383
Great Plains Energy      cs             391164100    1,869   90,154 SH       SOLE                   0      0  90,154
Health Care REIT         oa             42217K106      236    4,507 SH       SOLE                   0      0   4,507
HCP Inc. REIT            oa             40414L109    3,250   88,588 SH       SOLE                   0      0  88,588
Hawaiian Elec Indus      cs             419870100      621   25,795 SH       SOLE                   0      0  25,795
Hospitality Pptys Tr     oa             44106M102    1,799   74,175 SH       SOLE                   0      0  74,175
iShares iBoxx HY Cor     cs             464288513      216    2,365 SH       SOLE                   0      0   2,365
Intel                    cs             458140100    3,073  138,662 SH       SOLE                   0      0 138,662
ISharesRussl1000Valu     cs             464287598    1,366   20,000 SH       SOLE                   0      0  20,000
ISharesRussl 1000 Gr     cs             464287614    1,549   25,450 SH       SOLE                   0      0  25,450
Johnson and Johnson      cs             478160104    1,500   22,543 SH       SOLE                   0      0  22,543
JP Morgan Chase          cs             46625H100    3,144   76,785 SH       SOLE                   0      0  76,785
Kraft Foods              cs             50075N104      274    7,775 SH       SOLE                   0      0   7,775
Kinder Morgan Hold       cs             49455B101    1,297   45,150 SH       SOLE                   0      0  45,150
Kinder Morgan Energy     oa             494550106    4,050   55,780 SH       SOLE                   0      0  55,780
Kinder Morgan Mgmt       cs             49455U100    1,469   22,397 SH       SOLE                   0      0  22,397
Coca-Cola Co.            cs             191216100    3,320   49,346 SH       SOLE                   0      0  49,346
Lincoln National         cs             534187109    1,110   38,967 SH       SOLE                   0      0  38,967
Herman Miller Inc        cs             600544100      287   10,558 SH       SOLE                   0      0  10,558
3M Company               cs             88579Y101    3,508   36,982 SH       SOLE                   0      0  36,982
Altria Group Inc         cs             02209S103      491   18,600 SH       SOLE                   0      0  18,600
Marathon Oil Corp        cs             565849106    3,516   66,740 SH       SOLE                   0      0  66,740
Nveen CA Mn Val Mf       cs             67062C107      880   99,632 SH       SOLE                   0      0  99,632
Nucor Corp               cs             670346105    2,867   69,550 SH       SOLE                   0      0  69,550
O G E Energy Cp Hldg     cs             670837103      695   13,820 SH       SOLE                   0      0  13,820
Oracle                   cs             68389X105    2,429   73,800 SH       SOLE                   0      0  73,800
Occidental Pet           cs             674599105      239    2,300 SH       SOLE                   0      0   2,300
Paccar                   cs             693718108      770   15,068 SH       SOLE                   0      0  15,068
Precision Castparts      cs             740189105    7,250   44,033 SH       SOLE                   0      0  44,033
Pfizer                   cs             717081103    1,313   63,750 SH       SOLE                   0      0  63,750
Proctor and Gamble       cs             742718109    3,400   53,491 SH       SOLE                   0      0  53,491
Progress Energy Inc      cs             743263105    2,119   44,135 SH       SOLE                   0      0  44,135
Philip Morris Intnl      cs             718172109    1,125   16,850 SH       SOLE                   0      0  16,850
Pinnacle West            cs             723484101      969   21,725 SH       SOLE                   0      0  21,725

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
Penn West Pete Ltd       cs             707887105    3,580  155,107 SH       SOLE                   0      0 155,107
Schlumberger             cs             806857108      243    2,814 SH       SOLE                   0      0   2,814
The Southern Company     cs             842587107    1,615   40,000 SH       SOLE                   0      0  40,000
A T & T Inc              cs             00206R102      242    7,695 SH       SOLE                   0      0   7,695
Integrys Energy Grp.     cs             45822P105    1,346   25,964 SH       SOLE                   0      0  25,964
US Bancorp               cs             902973304      232    9,090 SH       SOLE                   0      0   9,090
Vulcan Materials Co.     cs             929160109      577   14,967 SH       SOLE                   0      0  14,967
Vanguard Value ETF       ut             922908744    3,273   58,390 SH       SOLE                   0      0  58,390
Vanguard Growth Idx      ut             922908736    2,639   40,793 SH       SOLE                   0      0  40,793
Walgreen                 cs             931422109    3,391   79,866 SH       SOLE                   0      0  79,866
Wells Fargo              cs             949746101    2,691   95,895 SH       SOLE                   0      0  95,895
Xcel Energy              cs             98389B100      368   15,145 SH       SOLE                   0      0  15,145
Exxon Mobil Corp.        cs             30231G102      722    8,877 SH       SOLE                   0      0   8,877